October 13, 2021
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life Insurance Company
Registration Statement(s) filed on Form N-6
Nationwide VLI Separate Account – 7
Waddell & Reed Protection VUL – New York	333-146649
Waddell & Reed Accumulation VUL – New York	333-149295
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:
(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at (614) 249-4784 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Rajaa Qadri
Rajaa Qadri
Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies